Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Number Of Shares Used In the Earnings Per Share Calculations

The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2014	2013	2012

Weighted average basic shares outstanding	172.8	174.9	171.8
Dilutive effect of weighted average number of stock options	1.6	1.6	1.4

Weighted average diluted shares outstanding	174.4	176.5	173.2